Prepaid Expenses and Other Assets (Schedule of Prepaid Expenses and Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Assets [Abstract]
Prepaid insurance	$ 8,605	$ 1,260	$ 105
Lot option and escrow deposits	4,546	3,218	800
Performance deposits	6,001	1,899	662
Deferred financing costs, net	5,118
Other	3,232	2,038	490
Total	$ 27,502	$ 8,415	$ 2,057